Financial income - Additional information (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) $ / €
Financial income
Increase (decrease) in finance income	€ (1,500,000)		€ 3,300,000
Finance income	5,928,000	€ 7,447,000	4,174,000
Decrease in exchange	2,500,000
Decrease in interests	700,000
Synthetic warrants	1,600,000
Exchange differences	2,463,000	4,925,000	€ 1,254,000
Realized Foreign Exchange Gain	2,400,000	2,900,000
Unrealized Foreign Exchange Gain	96,000	€ 2,000,000
Closing rate of USD/EUR		1.0389	1.103765
Interest income on term accounts	€ 1,800,000	€ 2,500,000	€ 2,600,000